7. INVESTMENTS IN SUBSIDIARIES (Details 3) - ARS ($) $ in Millions		9 Months Ended		12 Months Ended
		Sep. 30, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of subsidiaries [line items]
Net cash generated by operating activities				$ 10,716		$ 5,945		$ 4,366
Net cash (used in) generated by investing activities				(19,285)		(11,231)		(7,115)
Net cash generated by (used in) financing activities				8,085		5,830		2,852
(Decrease) Increase in cash and cash equivalents				(484)		544		103
Cash and cash equivalents at the beginning of the year		$ 1,421		1,421		517		335
Exchange difference generated by cash and cash equivalents				23		360		79
Cash and cash equivalents at the end of the year				799		1,421		517
Edenor
Disclosure of subsidiaries [line items]
Net cash generated by operating activities				3,283		2,931		3,217
Net cash (used in) generated by investing activities				(4,046)		(2,373)		(3,103)
Net cash generated by (used in) financing activities				587		(493)		(173)
(Decrease) Increase in cash and cash equivalents				(176)		65		(59)
Cash and cash equivalents at the beginning of the year		259		259		129		179
Exchange difference generated by cash and cash equivalents				0		65		9
Cash and cash equivalents at the end of the year				83		259		129
PELSA
Disclosure of subsidiaries [line items]
Net cash generated by operating activities				543		332	[1]
Net cash (used in) generated by investing activities				(362)		(234)	[1]
Net cash generated by (used in) financing activities				(108)		(108)	[1]
(Decrease) Increase in cash and cash equivalents				73		(10)	[1]
Cash and cash equivalents at the beginning of the year	[1]	77		77		121
Exchange difference generated by cash and cash equivalents				12		(34)	[1]
Cash and cash equivalents at the end of the year				162		77	[1]	121	[1]
PEPASA
Disclosure of subsidiaries [line items]
Net cash generated by operating activities		565	[2]			1,659		461
Net cash (used in) generated by investing activities		1,209	[2]			(2,476)		(1,187)
Net cash generated by (used in) financing activities		(1,961)	[2]			994		706
(Decrease) Increase in cash and cash equivalents		(187)	[2]			177		(20)
Cash and cash equivalents at the beginning of the year		226	[2]	$ 226	[2]	40		51
Exchange difference generated by cash and cash equivalents		4	[2]			9		9
Cash and cash equivalents at the end of the year		$ 43	[2]			$ 226	[2]	$ 40

[1]	The information reflects the effect of consolidation of Petrobras Argentina as from July 27, 2016 when the Acquisition was consummated.
[2]	The information reflects the effect of consolidation until September 30, 2017 when the PEPASA has merged with Pampa.